Other Comprehensive (Loss) Income	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Comprehensive (Loss) Income

Note K – Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following:

(Dollars in thousands)	As of
	March 31, 2013	December 31, 2012
Net unrealized holding gains on available-for-sale securities, net of taxes	$875	$1,184
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,560)	(2,559)
Unrecognized net loss, derivative, net of tax	(48)	(101)
Unrecognized net income, equity investment, net of tax	38	32

Accumulated other comprehensive loss	$(1,695)	$(1,444)

Reclassification disclosure for the three month period ended March 31, 2013 and 2012 follows:

(Dollars in thousands)	For the three months ended March 31,
	2013	2012
Net unrealized holding losses on available-for-sale securities	$(346)	$(78)
Reclassification adjustment for realized gains in net income	(167)	(1,151)

Other comprehensive loss before income tax effect	(513)	(1,229)
Income tax benefit	204	917

	(309)	(312)

Other comprehensive loss – pension plan	—	—
Income tax benefit	—	—

	—	—

Change in fair value of derivatives used for cash flow hedges	101	54
Income tax expense	(49)	(20)

	52	34

Other comprehensive income – equity investment	6	13
Income tax expense	—	—

	6	13

Other comprehensive loss, net of tax effect	$(251)	$(265)

NOTE 18.	Other Comprehensive (Loss) Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities are reported as a separate component of the equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

The components of other comprehensive (loss) income, included in stockholders’ equity are as follows during the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Net unrealized holding gains on available-for-sale securities	$2,942	$5,743	$2,603
Reclassification adjustment for realized gains in net income	(3,819)	(2,588)	(2,083)

Other comprehensive (loss) income before income tax effect	(877)	3,155	520
Income tax benefit (expense)	347	(1,249)	(206)

	(530)	1,906	314

Other comprehensive loss - pension plan	(360)	(632)	(218)
Income tax benefit	143	251	86

	(217)	(381)	(132)

Change in fair value of derivatives used for cash flow hedges	302	243	(158)
Income tax (expense) benefit	(120)	(97)	63

	182	146	(95)

Other comprehensive (loss) income - equity investment	8	(31)	62
Income tax benefit (expense)	—	—	—

	8	(31)	62

Other comprehensive (loss) income, net of tax effect	$(557)	$1,640	$149

Accumulated other comprehensive loss consists of the following as of December 31:

(Dollars in thousands)	2012	2011	2010
Net unrealized holding gains (losses) on available-for-sale securities, net of taxes	$1,184	$1,714	$(192)
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,559)	(2,342)	(1,961)
Unrecognized net loss, derivative, net of tax	(101)	(283)	(429)
Unrecognized net income (loss), equity investment, net of tax	32	24	55

Accumulated other comprehensive loss	$(1,444)	$(887)	$(2,527)